Other Non-Current Receivables	12 Months Ended
Dec. 31, 2020
Other Non-Current Receivables [Abstract]
OTHER NON-CURRENT RECEIVABLES

NOTE 5:- OTHER NON-CURRENT RECEIVABLES

On September 10, 2019, the Company entered into a collaboration agreement with Univo Pharmaceuticals (“Univo”), a medical cannabis company, to identify and co-develop specific formulations of cannabis components for the treatment of cancer, inflammatory, autoimmune, and metabolic diseases. Under this collaboration agreement, Univo will provide the Company with cannabis and cannabis components, as well as full access to its laboratories for both research and manufacturing. The Company agreed to pay Univo a total of USD 500 in two instalments and issued to Univo 19,934,355 of its ordinary shares through a private placement, representing approximately 16.6% of the Company’s ordinary shares outstanding after giving effect to the issuance. The companies will initially share ownership of intellectual property developed in this collaboration. Revenues derived from the collaboration will generally be shared between the Company and Univo on the basis of each party’s contribution.

On February 17, 2020, the Company entered into an amendment to Univo agreement, pursuant to which the parties expanded the collaboration to allow the testing of minute CBD concentrations/ dosages in combination with Namodenoson on liver cancer and additional oncological indications. As part of the expansion, the Company agreed to fund the research and development activities for the two new indications, to be jointly performed, for an amount of US$200 per indication.

As of December 31, 2020, the Univo agreement expired.

As of December 31, 2020 and 2019, the Company issued 19,934,355 of its ordinary shares to Univo at a value of USD 1,500 and paid to Univo USD 900 in cash. In addition, for the year ended December 31, 2020 and 2019, the Company recognized an expense of USD 2,199 and USD 201, respectively, with respect to laboratory services received from Univo.

The following table represents the above asset as of December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
Other receivables (Note 3)	$-	$637
Other non-current receivables	-	912
Total	$-	$1,549